UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Asia Select Fund	August 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 87.80%Δ
China/Hong Kong – 34.90%
AIA Group	16,200	$102,431
Beijing Capital International Airport Class H	142,000	160,167
BYD Class H †	16,500	114,856
China Mobile	9,000	111,143
China State Construction International Holdings	34,000	40,585
CK Hutchison Holdings	5,000	64,260
CSPC Pharmaceutical Group	84,000	81,536
Dongfeng Motor Group Class H	108,000	115,413
Galaxy Entertainment Group	40,000	130,196
GF Securities Class H	34,800	75,813
HKT Trust & HKT Stapled Security	52,000	71,724
Link REIT	8,000	58,163
Minth Group	8,000	30,267
MTR	9,500	51,924
PICC Property & Casualty Class H	40,000	66,103
Ping An Insurance Group of China Class H	17,000	87,985
Shenzhou International Group Holdings	10,000	65,678
Techtronic Industries	20,500	83,109
Tencent Holdings	5,900	153,479
Uni-President China Holdings @	57,000	40,633
WH Group 144A #	101,000	79,419
Yue Yuen Industrial Holdings	13,000	55,301
		1,840,185
India – 1.84%
HDFC Bank ADR	1,353	96,942
		96,942
Indonesia – 4.51%
Indofood Sukses Makmur	79,800	47,675
Matahari Department Store	52,300	78,854
Telekomunikasi Indonesia Persero	349,700	110,987
		237,516
Malaysia – 1.43%
Westports Holdings	69,000	75,393
		75,393
Philippines – 1.32%
Security Bank	15,150	69,385
		69,385
Republic of Korea – 17.93%
Amorepacific	312	108,011
Hanon Systems	11,026	115,699
Hyundai Department Store	1,378	155,102

NQ-238 [8/16] 10/16 (17652)     1

Schedule of investments
Delaware Asia Select Fund

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Republic of Korea (continued)
Hyundai Marine & Fire Insurance	526	$15,945
Korea Kolmar	1,518	122,665
LG Household & Health Care	124	105,761
S-1	281	25,958
Samsung Card	1,335	52,981
Samsung Electronics	131	190,332
Samsung Fire & Marine Insurance	219	53,031
		945,485
Singapore – 2.95%
ComfortDelGro	53,600	111,335
Singapore Telecommunications	15,000	44,260
		155,595
Taiwan – 16.99%
Cub Elecparts	4,000	47,777
Far EasTone Telecommunications	54,000	125,765
Gourmet Master	16,800	160,426
Hota Industrial Manufacturing	13,000	67,396
Pou Chen	37,000	53,639
St Shine Optical	3,000	73,935
Taiwan Semiconductor Manufacturing	41,000	227,415
Uni-President Enterprises	49,000	92,655
Vanguard International Semiconductor	25,000	46,879
		895,887
Thailand – 5.15%
Airports of Thailand-Foreign Class F	4,200	48,776
Bangkok Bank NVDR	10,500	51,415
Digital Telecommunications Infrastructure Fund Class F	217,300	92,908
Krung Thai Bank Class F	102,200	56,096
Krungthai Card	600	2,409
Krungthai Card-Foreign Class F	5,000	20,078
		271,682
United States – 0.78%
Nexteer Automotive Group	30,000	41,224
		41,224

Total Common Stock (cost $4,269,066)		4,629,294

Exchange-Traded Funds – 8.31%
iShares India 50 ETF	7,387	222,127
iShares MSCI India ETF	7,300	215,788
Total Exchange-Traded Funds (cost $396,794)		437,915

2     NQ-238 [8/16] 10/16 (17652)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 3.83%
Discount Notes – 0.62%≠
Federal Home Loan Bank
0.314% 11/1/16	6,418	$6,415
0.334% 9/7/16	20,385	20,384
0.336% 9/19/16	5,655	5,654
		32,453
Repurchase Agreements – 2.69%
Bank of America Merrill Lynch
0.26%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $27,940 (collateralized by U.S.
government obligations 0.625% 7/15/21;
market value $28,499)	27,940	27,940
Bank of Montreal
0.27%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $46,567 (collateralized by U.S.
government obligations 0.362%–8.75%
7/31/17–2/15/45; market value $47,498)	46,567	46,567
BNP Paribas
0.30%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $67,494 (collateralized by U.S.
government obligations 0.00%–3.625%
11/17/16–8/15/43; market value $68,843)	67,493	67,493
		142,000
U.S. Treasury Obligations – 0.52%≠
U.S. Treasury Bill
0.231% 10/6/16	21,168	21,163
0.256% 11/3/16	6,418	6,415
		27,578
Total Short-Term Investments (cost $202,032)		202,031

Total Value of Securities – 99.94%
(cost $4,867,892)		5,269,240

Receivables and Other Assets Net of Liabilities – 0.06%		3,046
Net Assets Applicable to 611,317 Shares Outstanding – 100.00%		$5,272,286

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $79,419, which represents 1.51% of the Fund’s net assets.
@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $40,633, which represents 0.77% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.

NQ-238 [8/16] 10/16 (17652)     3

Schedule of investments
Delaware Asia Select Fund

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

The following foreign currency exchange contract was outstanding at Aug. 31, 2016:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	KRW	3,580,390	USD	(3,209)	9/1/16	$1

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
ETF – Exchange Traded Fund
KRW – South Korean Won
NVDR – Non-Voting Depository Receipt
REIT – Real Estate Investment Trust
USD – U.S. Dollar

4     NQ-238 [8/16] 10/16 (17652)

Notes
Delaware Asia Select Fund	August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Asia Select Fund (Fund). This report covers the period of time since the Fund’s inception.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$4,867,892
Aggregate unrealized appreciation of investments	$521,324
Aggregate unrealized depreciation of investments	(119,976)
Net unrealized appreciation of investments	$401,348

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

NQ-238 [8/16] 10/16 (17652)     5

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-238 [8/16] 10/16 (17652)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock
China/Hong Kong	1,840,185	—	1,840,185
India	96,942	—	96,942
Indonesia	237,516	—	237,516
Malaysia	—	75,393	75,393
Philippines	69,385	—	69,385
Republic of Korea	945,485	—	945,485
Singapore	155,595	—	155,595
Taiwan	895,887	—	895,887
Thailand	271,682	—	271,682
United States	41,224	—	41,224
Exchange-Traded Funds	437,915	—	437,915
Short-Term Investments	—	202,031	202,031
Total Value of Securities	$4,991,816	$277,424	$5,269,240
Foreign Currency Exchange Contracts	$—	$1	$1

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-238 [8/16] 10/16 (17652)     7

Schedule of investments
Delaware Emerging Markets Fund	August 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 93.71%Δ
Argentina – 3.72%
Arcos Dorados Holdings Class A @†	3,900,000	$18,798,000
Cresud ADR @†	1,459,225	25,799,098
Grupo Clarin Class B GDR 144A #@	353,200	7,491,937
IRSA Inversiones y Representaciones ADR @†	883,986	16,786,894
		68,875,929
Bahrain – 0.05%
Aluminum Bahrain GDR 144A #@	221,400	921,888
		921,888
Brazil – 14.69%
Aes Tiete Energia	493,000	2,520,572
B2W Cia Digital @†	8,165,541	40,964,253
Braskem ADR	411,400	6,096,948
BRF ADR	1,500,000	25,095,000
Centrais Eletricas Brasileiras †	2,140,204	14,932,118
Cia Brasileira de Distribuicao ADR	1,000,000	15,660,000
Gerdau @	2,764,900	5,385,613
Gol Linhas Aereas Inteligentes ADR †	480,000	9,369,600
Hypermarcas	2,800,000	22,630,992
Itau Unibanco Holding ADR	4,510,000	49,970,800
Rumo Logistica Operadora Multimodal †	1,439,651	3,169,800
Telefonica Brasil ADR	2,699,863	40,335,953
TIM Participacoes ADR	2,300,000	29,670,000
Vale ADR	1,131,557	5,963,305
		271,764,954
Canada – 0.02%
Gran Tierra Energy †	134,900	373,673
		373,673
Chile – 0.64%
Latam Airlines Group ADR †	300,000	2,436,000
Sociedad Quimica y Minera de Chile ADR	370,000	9,435,000
		11,871,000
China/Hong Kong – 28.31%
Alibaba Group Holding ADR †	560,000	54,426,400
Baidu ADR †	377,000	64,493,390
China Mengniu Dairy	8,120,000	15,407,751
China Mobile ADR	390,000	23,676,900
China Petroleum & Chemical	30,000,000	21,772,338
China Telecom	13,000,000	6,719,905
Guangshen Railway	11,000,000	5,955,488
JD.com ADR †	590,000	14,991,900
Kunlun Energy	10,004,000	7,363,516

NQ-019 [8/16] 10/16 (17654)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
China/Hong Kong (continued)
Qunar Cayman Islands ADR †	204,441	$6,075,987
SINA †	1,594,800	122,002,200
Sinofert Holdings	14,000,000	1,768,600
Sohu.com @†	1,550,000	65,937,000
Tencent Holdings	2,000,000	52,026,735
Tianjin Development Holdings @	15,559,550	7,381,086
Tingyi Cayman Islands Holding	22,288,000	20,628,657
Uni-President China Holdings @	28,681,000	20,445,364
Vipshop Holdings ADR †	220,000	3,115,200
Weibo ADR †	200,000	9,554,000
		523,742,417
Cyprus – 0.30%
QIWI ADR	385,284	5,594,324
		5,594,324
France – 0.06%
Vallourec †	258,011	1,142,847
		1,142,847
India – 8.80%
ICICI Bank	4,700,000	18,106,615
Indiabulls Real Estate GDR †	102,021	125,180
RattanIndia Infrastructure GDR =†	300,961	16,178
Reliance Communications †	10,114,849	8,148,367
Reliance Industries	4,600,000	72,808,720
Reliance Industries GDR 144A #	1,543,197	48,147,746
Tata Chemicals	1,866,909	15,503,680
		162,856,486
Indonesia – 0.67%
Astra International	20,000,000	12,287,976
		12,287,976
Malaysia – 0.24%
UEM Sunrise @	17,000,000	4,505,924
		4,505,924
Mexico – 4.58%
America Movil ADR	1,300,000	15,561,000
Fomento Economico Mexicano ADR	120,022	10,988,014
Grupo Financiero Santander Mexico Class B ADR	2,322,400	22,225,368
Grupo Lala	2,800,000	5,866,010
Grupo Televisa ADR	1,100,000	30,063,000
		84,703,392

2     NQ-019 [8/16] 10/16 (17654)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Peru – 0.80%
Cia de Minas Buenaventura ADR †	1,200,000	$14,832,000
		14,832,000
Poland – 0.14%
Jastrzebska Spolka Weglowa †	254,155	2,520,513
		2,520,513
Republic of Korea – 10.09%
KB Financial Group ADR	245,928	8,543,539
LG Uplus	2,484,387	25,957,945
Lotte Chilsung Beverage	10,000	13,461,883
Lotte Confectionery	92,529	14,066,068
Samsung Electronics	48,000	69,739,910
SK Telecom ADR	2,528,336	54,864,891
		186,634,236
Russia – 9.89%
Chelyabinsk Zinc Plant GDR @†	143,300	923,282
Enel OGK-5 GDR †	21,161	13,748
Etalon Group GDR 144A #@=	1,616,300	4,687,270
Gazprom ADR	4,500,000	18,202,500
MegaFon GDR	450,000	4,567,500
Mobile TeleSystems ADR	1,200,000	9,756,000
Rosneft GDR	7,730,000	40,389,250
Sberbank of Russia =	12,000,000	26,337,323
Sberbank of Russia ADR	1,400,000	12,838,000
Surgutneftegas ADR	1,500,000	7,071,000
TPlus †	36,096	270
X5 Retail Group GDR †	526,952	13,937,880
Yandex Class A †	2,010,000	44,300,400
		183,024,423
South Africa – 0.48%
Sun International	290,543	1,857,839
Tongaat Hulett	838,307	7,043,102
		8,900,941
Taiwan – 5.85%
Hon Hai Precision Industry	8,000,000	22,186,855
MediaTek	6,000,000	47,178,582
Taiwan Semiconductor Manufacturing	7,000,000	38,826,996
		108,192,433
Turkey – 3.13%
Akbank	12,000,000	31,730,038
Turk Telekomunikasyon	951,192	1,920,106
Turkcell Iletisim Hizmetleri ADR †	1,952,070	16,202,181

NQ-019 [8/16] 10/16 (17654)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari	6,971,317	$8,061,642
		57,913,967
United Kingdom – 0.09%
Griffin Mining @†	3,056,187	1,655,454
		1,655,454
United States – 1.16%
Yahoo †	500,000	21,375,000
		21,375,000
Total Common Stock (cost $1,947,165,725)		1,733,689,777

Preferred Stock – 4.93%Δ
Brazil – 2.48%
Braskem Class A 5.45%	1,470,000	10,934,411
Petroleo Brasileiro Class A ADR †	4,000,000	31,600,000
Usinas Siderurgicas de Minas Gerais SA †	3,235,733	3,456,980
		45,991,391
Republic of Korea – 1.52%
Samsung Electronics 1.66%	23,662	28,097,298
		28,097,298
Russia – 0.93%
AK Transneft =†	7,239	17,150,172
		17,150,172
Total Preferred Stock (cost $61,970,597)		91,238,861

Exchange-Traded Funds – 1.37%
iShares MSCI Emerging Markets ETF	380,000	13,881,400
iShares MSCI Turkey ETF	300,500	11,409,985
Total Exchange-Traded Funds (cost $27,660,215)		25,291,385

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0
Total Participation Notes (cost $8,559,056)		0

4     NQ-019 [8/16] 10/16 (17654)

(Unaudited)

	Number of shares	Value (U.S. $)
Rights – 0.00%
Aes Tiete Energia
exercise price BRL 2.53,
expiration date 9/21/16 †	15,806	$19,579
Total Rights (cost $0)		19,579

Total Value of Securities – 100.01%
(cost $2,045,355,593)		1,850,239,602

Liabilities Net of Receivables and Other Assets – (0.01%)		(265,107)
Net Assets Applicable to 123,035,264 Shares Outstanding – 100.00%		$1,849,974,495

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $61,248,841, which represents 3.31% of the Fund’s net assets.
@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $221,683,063, which represents 11.98% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2016, the aggregate value of fair valued securities was $48,190,943, which represents 2.60% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	1,655,490	USD	(513,916)	9/1/16	$(1,388)
BNYM	KRW	2,474,822,996	USD	(2,220,154)	9/1/16	(852)
						$(2,240)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-019 [8/16] 10/16 (17654)      5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
BRL – Brazilian Real
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
KRW – South Korean Won
LEPO – Low Exercise Price Option
USD – U.S. Dollar

6     NQ-019 [8/16] 10/16 (17654)

Notes
Delaware Emerging Markets Fund	August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,045,355,593
Aggregate unrealized appreciation of investments	$258,525,753
Aggregate unrealized depreciation of investments	(453,641,744)
Net unrealized depreciation of investments	$(195,115,991)

NQ-019 [8/16] 10/16 (17654)     7

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-019 [8/16] 10/16 (17654)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$61,383,992	$7,491,937	$—	$68,875,929
Bahrain	—	921,888	—	921,888
Brazil	271,764,954	—	—	271,764,954
Canada	373,673	—	—	373,673
Chile	11,871,000	—	—	11,871,000
China/Hong Kong	523,742,417	—	—	523,742,417
Cyprus	5,594,324	—	—	5,594,324
France	1,142,847	—	—	1,142,847
India	162,840,308	16,178	—	162,856,486
Indonesia	12,287,976	—	—	12,287,976
Malaysia	—	4,505,924	—	4,505,924
Mexico	84,703,392	—	—	84,703,392
Peru	14,832,000	—	—	14,832,000
Poland	2,520,513	—	—	2,520,513
Republic of Korea	186,634,236	—	—	186,634,236
Russia	151,062,800	31,961,623	—	183,024,423
South Africa	8,900,941	—	—	8,900,941
Taiwan	108,192,433	—	—	108,192,433
Turkey	57,913,967	—	—	57,913,967
United Kingdom	1,655,454	—	—	1,655,454
United States	21,375,000	—	—	21,375,000
Preferred Stock[1]	74,088,689	17,150,172	—	91,238,861
Exchange-Traded Funds	25,291,385	—	—	25,291,385
Participation Notes	—	—	—	—
Rights	19,579	—	—	19,579
Total Value of Securities	$1,788,191,880	$62,047,722	$—	$1,850,239,602
Foreign Currency Exchange Contracts	$—	$—	$(2,240)	$(2,240)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	81.20%	18.80%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

NQ-019 [8/16] 10/16 (17654)     9

(Unaudited)

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-019 [8/16] 10/16 (17654)

Schedule of investments
Delaware Focus Global Growth Fund	August 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.22%Δ
Argentina – 1.82%
MercadoLibre	10,510	$1,807,720
		1,807,720
Brazil – 1.54%
Localiza Rent a Car	122,427	1,531,664
		1,531,664
China/Hong Kong – 5.93%
Baidu ADR †	18,270	3,125,449
Tencent Holdings	105,811	2,752,500
		5,877,949
Denmark – 2.45%
Novo Nordisk Class B	51,812	2,428,336
		2,428,336
Germany – 1.31%
Zalando 144A #†	34,105	1,304,284
		1,304,284
India – 1.56%
Zee Entertainment Enterprises	191,959	1,546,392
		1,546,392
Japan – 3.02%
Monotaro	33,665	849,556
Start Today	46,242	2,147,517
		2,997,073
Mexico – 2.30%
Grupo Televisa ADR	83,636	2,285,772
		2,285,772
Netherlands – 4.59%
Core Laboratories	11,663	1,303,690
NXP Semiconductors †	36,920	3,249,698
		4,553,388
Spain – 4.83%
Amadeus IT Holding	57,943	2,662,537
Grifols	100,385	2,126,395
		4,788,932
Taiwan – 2.34%
Taiwan Semiconductor Manufacturing ADR	80,725	2,320,038
		2,320,038
United Kingdom – 12.46%
Experian	156,635	3,114,075
IHS Markit †	63,832	2,382,210
Intercontinental Hotels Group	49,432	2,116,768

NQ-581 [8/16] 10/16 (17653)     1

Schedule of investments
Delaware Focus Global Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
Intertek Group	61,202	$2,805,626
Liberty Global Class C †	56,499	1,741,864
Liberty Global LiLac Class C †	7,109	203,033
		12,363,576
United States – 52.07%
Allergan †	12,723	2,984,052
Alphabet Class A †	2,607	2,059,139
Alphabet Class C †	2,609	2,001,234
Biogen †	7,694	2,351,517
Celgene †	33,587	3,585,076
eBay †	88,752	2,854,264
Electronic Arts †	34,683	2,817,300
Intercontinental Exchange	10,845	3,058,507
Intuit	19,766	2,202,921
MasterCard Class A	31,490	3,042,879
Microsoft	52,130	2,995,390
Nielsen Holdings	40,843	2,176,115
PayPal Holdings †	101,282	3,762,626
QUALCOMM	52,733	3,325,870
TripAdvisor †	45,488	2,774,768
VeriFone Systems †	87,859	1,744,880
Visa Class A	42,261	3,418,915
Walgreens Boots Alliance	23,747	1,916,620
Zebra Technologies †	36,933	2,583,833
		51,655,906
Total Common Stock (cost $76,901,958)		95,461,030

	Principal amount°
Short-Term Investments – 0.49%
Discount Notes – 0.36%≠
Federal Home Loan Bank
0.315% 11/1/16	131,329	131,262
0.335% 9/7/16	76,336	76,333
0.39% 9/21/16	67,622	67,613
0.39% 9/23/16	82,486	82,473
		357,681
U.S. Treasury Obligation – 0.13%≠
U.S. Treasury Bill 0.256% 11/3/16	131,329	131,267
		131,267
Total Short-Term Investments (cost $488,934)		488,948
Total Value of Securities – 96.71%
(cost $77,390,892)	$95,949,978

Receivables and Other Assets Net of Liabilities – 3.29%	3,261,488
Net Assets Applicable to 4,988,436 Shares Outstanding – 100.00%	$99,211,466

2     NQ-581 [8/16] 10/16 (17653)

(Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $1,304,284, which represents 1.31% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	(551,146)	USD	171,093	9/1/16	$462
BNYM	DKK	(1,832,291)	USD	274,240	9/1/16	(398)
BNYM	EUR	(131,848)	USD	146,871	9/1/16	(204)
BNYM	EUR	(491,541)	USD	547,567	9/2/16	(760)
BNYM	GBP	(698,922)	USD	914,225	9/1/16	(3,579)
BNYM	HKD	(2,425,769)	USD	312,527	9/1/16	(173)
BNYM	JPY	(34,796,988)	USD	338,036	9/2/16	1,703
						$(2,949)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-581 [8/16] 10/16 (17653)     3

Schedule of investments
Delaware Focus Global Growth Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
BRL – Brazilian Real
DKK – Danish Krone
EUR – Euro
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – U.S. Dollar

4     NQ-581 [8/16] 10/16 (17653)

Notes
Delaware Focus Global Growth Fund	August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$77,390,892
Aggregate unrealized appreciation of investments	$24,330,353
Aggregate unrealized depreciation of investments	(5,771,267)
Net unrealized appreciation of investments	$18,559,086

NQ-581 [8/16] 10/16 (17653)     5

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$95,461,030	$—	$95,461,030
Short-Term Investments	—	488,948	488,948
Total Value of Securities	$95,461,030	$488,948	$95,949,978

Foreign Currency Exchange Contracts	$—	$(2,949)	$(2,949)

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Effective on or about November 30, 2016, the investment strategies for Delaware Focus Global Growth Fund will change and the Fund will be repositioned as an international small cap equity fund (the “Repositioning”). In connection with this Repositioning, the Fund’s name will change to Delaware International Small Cap Fund.

Management has determined that no additional material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-581 [8/16] 10/16 (17653)

Schedule of investments
Delaware Global Value Fund	August 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.68%Δ
Australia – 1.24%
Coca-Cola Amatil	31,746	$233,338
		233,338
Canada – 4.62%
CGI Group Class A †	11,743	571,569
Suncor Energy *	10,900	295,565
		867,134
France – 8.10%
AXA	13,723	288,084
Sanofi	5,263	405,483
TOTAL	6,121	291,883
Valeo	4,117	213,037
Vinci	4,235	321,180
		1,519,667
Germany – 1.58%
Bayerische Motoren Werke	3,400	295,855
		295,855
Indonesia – 1.47%
Bank Rakyat Indonesia Persero	314,431	276,149
		276,149
Israel – 2.34%
Teva Pharmaceutical Industries ADR	8,700	438,393
		438,393
Italy – 0.90%
UniCredit	65,935	169,600
		169,600
Japan – 12.36%
East Japan Railway	3,700	316,841
ITOCHU	21,453	253,169
Japan Tobacco	12,800	495,843
Minebea	22,300	226,308
Mitsubishi UFJ Financial Group	28,354	154,588
Nippon Telegraph & Telephone	7,436	326,720
Sumitomo Rubber Industries	21,100	312,834
Toyota Motor	3,850	232,120
		2,318,423
Netherlands – 3.10%
ING Groep CVA	29,358	367,426
Koninklijke Philips	7,382	214,420
		581,846

NQ-179 [8/16] 10/16 (17660)     1

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Republic of Korea – 2.08%
Samsung Electronics	269	$390,834
		390,834
Russia – 0.84%
Mobile TeleSystems ADR	19,300	156,909
		156,909
Sweden – 1.70%
Tele2 Class B	38,299	318,761
		318,761
Switzerland – 1.69%
Aryzta †	7,956	316,930
		316,930
United Kingdom – 8.93%
Meggitt	53,510	329,059
Playtech	31,312	374,579
Rio Tinto	4,555	137,632
Shire	4,307	269,270
Standard Chartered †	38,101	321,208
Tesco †	111,379	243,299
		1,675,047
United States – 48.73%
American Airlines Group *	11,500	417,450
Apple	5,600	594,160
AT&T	13,100	535,528
Caterpillar	4,500	368,775
Cintas	2,300	270,273
Delphi Automotive	4,400	310,904
Goldman Sachs Group	2,800	474,488
Halliburton	9,200	395,692
International Business Machines	1,600	254,208
Johnson & Johnson	3,600	429,624
JPMorgan Chase	7,600	513,000
Lowe’s	3,200	244,992
Mylan †	5,500	232,980
NASDAQ OMX Group	8,500	605,285
Omnicom Group *	4,000	344,520
Oracle	14,000	577,080
Pfizer	11,400	396,720
Target	5,800	407,102
Travelers	3,800	451,098
Viacom Class B	4,500	181,530
Wells Fargo	9,000	457,200

2     NQ-179 [8/16] 10/16 (17660)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
WESCO International *†	4,900	$304,584
Western Union *	17,500	376,600
		9,143,793

Total Common Stock (cost $17,487,589)		18,702,679

	Principal amount°
Short-Term Investments – 0.48%
Discount Notes – 0.03%≠
Federal Home Loan Bank
0.315% 11/1/16	4,567	4,565
0.326% 9/7/16	1,639	1,639
		6,204
Repurchase Agreements – 0.36%
Bank of America Merrill Lynch
0.26%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $13,380 (collateralized by U.S.
government obligations 0.625% 7/15/21;
market value $13,647)	13,380	13,380
Bank of Montreal
0.27%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $22,300 (collateralized by U.S.
government obligations 0.3622%–8.75%
7/31/17–2/15/45; market value $22,745)	22,299	22,299
BNP Paribas
0.30%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $32,321 (collateralized by U.S.
government obligations 0.00%–3.625%
11/17/16–8/15/43; market value $32,967)	32,321	32,321
		68,000
U.S. Treasury Obligations – 0.09%≠
U.S. Treasury Bills
0.231% 10/6/16	11,546	11,544
0.255% 11/3/16	4,567	4,565
		16,109
Total Short-Term Investments (cost $90,312)		90,313

Total Value of Securities Before Securities Lending Collateral – 100.16%
(cost $17,577,901)		18,792,992

NQ-179 [8/16] 10/16 (17660)     3

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Securities Lending Collateral – 3.47%**
Separate Account
Delaware Global Value Fund	652,046	$652,046
Total Securities Lending Collateral (cost $652,046)		652,046

Total Value of Securities – 103.63%
(cost $18,229,947)		19,445,038 ■
Obligation to Return Securities Lending Collateral – (3.47%)		(652,046)
Other Liabilities Net of Receivables and Other Assets – (0.16%)		(29,670)
Net Assets Applicable to 18,763,322 Shares Outstanding – 100.00%		$18,763,322

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,034,732 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

The following foreign currency exchange contract was outstanding at Aug. 31, 2016

Foreign Currency Exchange Contract

						Unrealized
	Contract to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	(709,999)	USD	6,859	9/1/16	$(3)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
JPY – Japanese Yen
USD – U.S. Dollar

4     NQ-179 [8/16] 10/16 (17660)

Notes
Delaware Global Value Fund	August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$17,577,901
Aggregate unrealized appreciation of investments	$3,709,976
Aggregate unrealized depreciation of investments	(2,494,885)
Net unrealized appreciation of investments	$1,215,091

NQ-179 [8/16] 10/16 (17660)     5

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-179 [8/16] 10/16 (17660)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$18,702,679	$—	$18,702,679
Short-Term Investments	—	90,313	90,313
Securities Lending Collateral	—	652,046	652,046
Total Value of Securities	$18,702,679	$742,359	$19,445,038
Foreign Currency Exchange Contract	$—	$(3)	$(3)

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-179 [8/16] 10/16 (17660)     7

Schedule of investments
Delaware International Value Equity Fund	August 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.52%Δ
Australia – 1.37%
Coca-Cola Amatil	466,430	$3,428,335
		3,428,335
Canada – 5.58%
Alamos Gold	231,695	1,630,734
CGI Group Class A †	150,573	7,328,866
Suncor Energy *	138,700	3,760,997
Yamana Gold	307,572	1,245,392
		13,965,989
China/Hong Kong – 6.88%
CNOOC	3,112,000	3,823,032
Techtronic Industries	1,158,000	4,694,665
Yue Yuen Industrial Holdings	2,046,000	8,703,521
		17,221,218
Denmark – 2.21%
Carlsberg Class B	59,063	5,537,239
		5,537,239
France – 16.89%
AXA	272,176	5,713,728
Kering	19,008	3,603,361
Publicis Groupe	33,336	2,474,638
Rexel	155,324	2,495,755
Sanofi	101,178	7,795,171
Teleperformance	43,152	4,473,083
TOTAL	105,244	5,018,611
Valeo	53,236	2,754,735
Vinci	104,552	7,929,166
		42,258,248
Germany – 6.72%
Bayerische Motoren Werke	59,772	5,201,135
Deutsche Post	196,561	6,226,813
STADA Arzneimittel	100,439	5,393,350
		16,821,298
Indonesia – 1.67%
Bank Rakyat Indonesia Persero	4,756,600	4,177,489
		4,177,489
Israel – 3.05%
Teva Pharmaceutical Industries ADR	151,400	7,629,046
		7,629,046
Italy – 1.12%
UniCredit	1,091,365	2,807,239
		2,807,239

NQ-034 [8/16] 10/16 (17655)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Japan – 23.13%
East Japan Railway	76,944	$6,588,932
ITOCHU	593,460	7,003,476
Japan Tobacco	171,100	6,628,027
Minebea	448,600	4,552,554
Mitsubishi UFJ Financial Group	1,539,457	8,393,251
Nippon Telegraph & Telephone	188,656	8,289,085
Nitori Holdings	35,894	3,639,183
Sumitomo Rubber Industries	290,300	4,304,066
Toyota Motor	140,500	8,470,874
		57,869,448
Netherlands – 4.35%
ING Groep CVA	409,583	5,126,074
Koninklijke Philips	198,466	5,764,707
		10,890,781
Republic of Korea – 2.96%
Samsung Electronics	5,099	7,408,412
		7,408,412
Russia – 0.99%
Mobile TeleSystems ADR	305,200	2,481,276
		2,481,276
Sweden – 4.54%
Nordea Bank	717,347	7,013,713
Tele2 Class B	520,149	4,329,183
		11,342,896
Switzerland – 4.82%
Aryzta †	109,405	4,358,180
Novartis	97,878	7,702,463
		12,060,643
United Kingdom – 11.24%
Meggitt	729,557	4,486,397
National Grid	232,015	3,188,377
Playtech	445,815	5,333,194
Rio Tinto	92,319	2,789,472
Shire	56,909	3,557,898
Standard Chartered †	649,395	5,474,675
Tesco †	1,500,381	3,277,470
		28,107,483
Total Common Stock (cost $242,568,925)		244,007,040

2     NQ-034 [8/16] 10/16 (17655)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 2.12%
Discount Note – 0.13%≠
Federal Home Loan Bank 0.315% 11/1/16	335,604	$335,434
		335,434
Repurchase Agreements – 1.63%
Bank of America Merrill Lynch
0.26%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $801,804 (collateralized by U.S.
government obligations 0.625% 7/15/21;
market value $817,834)	801,798	801,798
Bank of Montreal
0.27%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $1,336,340 (collateralized by U.S.
government obligations 0.3622%–8.75%
7/31/17–2/15/45; market value $1,363,057)	1,336,330	1,336,330
BNP Paribas
0.30%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $1,936,888 (collateralized by U.S.
government obligations 0.00%–3.625%
11/17/16–8/15/43; market value $1,975,609)	1,936,872	1,936,872
		4,075,000
U.S. Treasury Obligations – 0.36%≠
U.S. Treasury Bills
0.231% 10/6/16	553,612	553,490
0.256% 11/3/16	335,604	335,446
		888,936
Total Short-Term Investments (cost $5,299,366)		5,299,370

Total Value of Securities Before Securities Lending Collateral – 99.64%
(cost $247,868,291)		249,306,410

NQ-034 [8/16] 10/16 (17655)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (U.S. $)
Securities Lending Collateral – 1.61%**
Separate Account
Delaware International Value Equity Fund	4,016,405	$4,016,405
Total Securities Lending Collateral (cost $4,016,405)		4,016,405

Total Value of Securities – 101.25%
(cost $251,884,696)		253,322,815	■
Obligation to Return Securities Lending Collateral – (1.61%)		(4,016,405)
Receivables and Other Assets Net of Liabilities – 0.36%		901,476
Net Assets Applicable to 18,961,334 Shares Outstanding – 100.00%		$250,207,886

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $3,723,387 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

The following foreign currency exchange contract was outstanding at Aug. 31, 2016:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	(9,571,437)	USD	92,469	9/1/16	$(41)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
JPY – Japanese Yen
USD – U.S. Dollar

4     NQ-034 [8/16] 10/16 (17655)

Notes
Delaware International Value Equity Fund	August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$251,884,696
Aggregate unrealized appreciation of investments	$44,121,243
Aggregate unrealized depreciation of investments	(42,683,124)
Net unrealized appreciation of investments	$1,438,119

NQ-034 [8/16] 10/16 (17655)     5

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-034 [8/16] 10/16 (17655)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$244,007,040	$—	$244,007,040
Short-Term Investments	—	5,299,370	5,299,370
Securities Lending Collateral	—	4,016,405	4,016,405
Total Value of Securities	$244,007,040	$9,315,775	$253,322,815
Foreign Currency Exchange Contract	$—	$(41)	$(41)

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-034 [8/16] 10/16 (17655)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: